Customer and Vendor Concentration (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of vendor concentration risk
Cost of Revenue	$ 19,083,834	$ 11,468,010
Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable	$ 3,781,287	$ 995,105
Concentration risk, percentage	100.00%	100.00%
Vendor A [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable	$ 304,826	$ 195,511
Concentration risk, percentage	8.00%	20.00%
Vendor B [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable	$ 235,388	$ 33,270
Concentration risk, percentage	6.00%	3.00%
Vendor C [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable	$ 18,616	$ 91,355
Concentration risk, percentage	1.00%	9.00%
Other vendor [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable	$ 3,222,457	$ 674,969
Concentration risk, percentage	85.00%	68.00%
Cost of Revenue [Member]
Schedule of vendor concentration risk
Cost of Revenue	$ 19,083,834	$ 11,468,010
Concentration risk, percentage	100.00%	100.00%
Cost of Revenue [Member] | Vendor A [Member]
Schedule of vendor concentration risk
Cost of Revenue	$ 3,484,433	$ 2,848,715
Concentration risk, percentage	18.00%	25.00%
Cost of Revenue [Member] | Vendor B [Member]
Schedule of vendor concentration risk
Cost of Revenue	$ 2,172,579	$ 1,106,927
Concentration risk, percentage	12.00%	10.00%
Cost of Revenue [Member] | Vendor C [Member]
Schedule of vendor concentration risk
Cost of Revenue	$ 1,530,233	$ 998,787
Concentration risk, percentage	8.00%	8.00%
Cost of Revenue [Member] | Other vendor [Member]
Schedule of vendor concentration risk
Cost of Revenue	$ 11,896,589	$ 6,513,581
Concentration risk, percentage	62.00%	57.00%